Investments in Real Estate Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Carrying Amount	$ 25,937.8	$ 30,209.9
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying Amount	393.2
Maximum Exposure to Loss	$ 393.2
Variable Interest Entity, Not Primary Beneficiary | LCS SHIP Venture I, LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 200.9
Maximum Exposure to Loss	$ 200.9
Variable Interest Entity, Not Primary Beneficiary | Veritas Trophy VI, LLC
Variable Interest Entity [Line Items]
Account Interest	90.40%
Carrying Amount	$ 54.6
Maximum Exposure to Loss	$ 54.6
Variable Interest Entity, Not Primary Beneficiary | Taconic New York City GP Fund, LP
Variable Interest Entity [Line Items]
Account Interest	60.00%
Carrying Amount	$ 31.6
Maximum Exposure to Loss	$ 31.6
Variable Interest Entity, Not Primary Beneficiary | SP V - II, LLC
Variable Interest Entity [Line Items]
Account Interest	61.80%
Carrying Amount	$ 31.3
Maximum Exposure to Loss	$ 31.3
Variable Interest Entity, Not Primary Beneficiary | IDR - Core Property Index Fund, LLC
Variable Interest Entity [Line Items]
Account Interest	2.00%
Carrying Amount	$ 24.6
Maximum Exposure to Loss	$ 24.6
Variable Interest Entity, Not Primary Beneficiary | Silverpeak - REA Alt Inv Fund LP
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 18.8
Maximum Exposure to Loss	$ 18.8
Variable Interest Entity, Not Primary Beneficiary | Grubb Southeast Real Estate Fund VI, LLC
Variable Interest Entity [Line Items]
Account Interest	66.70%
Carrying Amount	$ 18.0
Maximum Exposure to Loss	$ 18.0
Variable Interest Entity, Not Primary Beneficiary | JCR Capital - REA Preferred Equity Parallel Fund
Variable Interest Entity [Line Items]
Account Interest	39.70%
Carrying Amount	$ 7.2
Maximum Exposure to Loss	$ 7.2
Variable Interest Entity, Not Primary Beneficiary | Townsend Group Value-Add Fund
Variable Interest Entity [Line Items]
Account Interest	98.80%
Carrying Amount	$ 5.8
Maximum Exposure to Loss	$ 5.8
Variable Interest Entity, Not Primary Beneficiary | Flagler REA Healthcare Properties Partnership
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 0.4
Maximum Exposure to Loss	$ 0.4